Annual Fund Operating Expenses	Mar. 31, 2022
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class A
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.20%	[1]
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.11%
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class C
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.26%	[1]
Total annual fund operating expenses	1.92%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.92%
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class I
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.07%	[1]
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class R6
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.05%	[1]
Total annual fund operating expenses	0.72%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.72%
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class R
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.05%	[1]
Total annual fund operating expenses	1.46%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.46%
Prospectus #1 | Delaware Ivy Asset Strategy Fund | Class Y
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.05%	[1]
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	(0.02%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.09%
Prospectus #1 | Delaware Ivy Balanced Fund | Class A
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	1.04%
Fee waivers and expense reimbursements	none	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.04%
Prospectus #1 | Delaware Ivy Balanced Fund | Class C
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.16%
Total annual fund operating expenses	1.82%
Fee waivers and expense reimbursements	none	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.82%
Prospectus #1 | Delaware Ivy Balanced Fund | Class I
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.03%
Total annual fund operating expenses	0.84%
Fee waivers and expense reimbursements	none	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.84%
Prospectus #1 | Delaware Ivy Balanced Fund | Class R6
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.03%
Total annual fund operating expenses	0.70%
Fee waivers and expense reimbursements	none	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.70%
Prospectus #1 | Delaware Ivy Balanced Fund | Class R
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.03%
Total annual fund operating expenses	1.44%
Fee waivers and expense reimbursements	none	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.44%
Prospectus #1 | Delaware Ivy Balanced Fund | Class Y
Operating Expenses:
Management fees	0.66%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.02%
Total annual fund operating expenses	1.08%
Fee waivers and expense reimbursements	(0.01%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.07%
Prospectus #1 | Delaware Ivy Core Equity Fund | Class A
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual fund operating expenses	0.97%
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.97%
Prospectus #1 | Delaware Ivy Core Equity Fund | Class C
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.24%
Total annual fund operating expenses	1.85%
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.85%
Prospectus #1 | Delaware Ivy Core Equity Fund | Class I
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.03%
Total annual fund operating expenses	0.79%
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%
Prospectus #1 | Delaware Ivy Core Equity Fund | Class R6
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.02%
Total annual fund operating expenses	0.64%
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.64%
Prospectus #1 | Delaware Ivy Core Equity Fund | Class R
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.03%
Total annual fund operating expenses	1.39%
Fee waivers and expense reimbursements	none	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.39%
Prospectus #1 | Delaware Ivy Core Equity Fund | Class Y
Operating Expenses:
Management fees	0.61%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.03%
Total annual fund operating expenses	1.04%
Fee waivers and expense reimbursements	(0.20%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.84%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund | Class A
Operating Expenses:
Management fees	0.87%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.37%
Fee waivers and expense reimbursements	(0.22%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund | Class C
Operating Expenses:
Management fees	0.87%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual fund operating expenses	2.09%
Fee waivers and expense reimbursements	(0.18%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.91%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund | Class I
Operating Expenses:
Management fees	0.87%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.06%
Total annual fund operating expenses	1.08%
Fee waivers and expense reimbursements	(0.28%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.80%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund | Class R6
Operating Expenses:
Management fees	0.87%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.05%
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	(0.17%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.76%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund | Class R
Operating Expenses:
Management fees	0.87%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.06%
Total annual fund operating expenses	1.68%
Fee waivers and expense reimbursements	(0.18%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.50%
Prospectus #1 | Delaware Ivy Systematic Emerging Markets Equity Fund | Class Y
Operating Expenses:
Management fees	0.87%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.05%
Total annual fund operating expenses	1.32%
Fee waivers and expense reimbursements	(0.17%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.15%
Prospectus #1 | Delaware Climate Solutions Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.62%
Total annual fund operating expenses	1.72%
Fee waivers and expense reimbursements	(0.37%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
Prospectus #1 | Delaware Climate Solutions Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.49%
Total annual fund operating expenses	2.34%
Fee waivers and expense reimbursements	(0.25%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.09%
Prospectus #1 | Delaware Climate Solutions Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.14%
Total annual fund operating expenses	1.14%
Fee waivers and expense reimbursements	(0.15%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.99%
Prospectus #1 | Delaware Climate Solutions Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.13%
Total annual fund operating expenses	0.99%
Fee waivers and expense reimbursements	(0.01%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.98%
Prospectus #1 | Delaware Climate Solutions Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.13%
Total annual fund operating expenses	1.73%
Fee waivers and expense reimbursements	none	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.73%
Prospectus #1 | Delaware Climate Solutions Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.13%
Total annual fund operating expenses	1.38%
Fee waivers and expense reimbursements	(0.03%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
Prospectus #1 | Delaware Global Value Equity Fund | Class A
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual fund operating expenses	1.25%
Fee waivers and expense reimbursements	(0.03%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%
Prospectus #1 | Delaware Global Value Equity Fund | Class C
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual fund operating expenses	2.04%
Fee waivers and expense reimbursements	none	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.04%
Prospectus #1 | Delaware Global Value Equity Fund | Class I
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.10%
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	(0.02%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%
Prospectus #1 | Delaware Global Value Equity Fund | Class R6
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.09%
Total annual fund operating expenses	0.79%
Fee waivers and expense reimbursements	none	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.54%
Prospectus #1 | Delaware Global Value Equity Fund | Class R
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.10%
Total annual fund operating expenses	1.54%
Fee waivers and expense reimbursements	none	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.54%
Prospectus #1 | Delaware Global Value Equity Fund | Class Y
Operating Expenses:
Management fees	0.69%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.09%
Total annual fund operating expenses	1.18%
Fee waivers and expense reimbursements	none	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.18%
Prospectus #1 | Delaware Ivy Global Growth Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.27%
Fee waivers and expense reimbursements	none	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.27%
Prospectus #1 | Delaware Ivy Global Growth Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.37%
Total annual fund operating expenses	2.22%
Fee waivers and expense reimbursements	none	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.22%
Prospectus #1 | Delaware Ivy Global Growth Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.07%
Total annual fund operating expenses	1.07%
Fee waivers and expense reimbursements	(0.01%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.06%
Prospectus #1 | Delaware Ivy Global Growth Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.05%
Total annual fund operating expenses	0.91%
Fee waivers and expense reimbursements	none	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.91%
Prospectus #1 | Delaware Ivy Global Growth Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.06%
Total annual fund operating expenses	1.66%
Fee waivers and expense reimbursements	none	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.66%
Prospectus #1 | Delaware Ivy Global Growth Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.07%
Total annual fund operating expenses	1.32%
Fee waivers and expense reimbursements	(0.04%)	[9]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.28%
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class A
Operating Expenses:
Management fees	0.83%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.28%
Total annual fund operating expenses	1.36%
Fee waivers and expense reimbursements	(0.13%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.23%	[11]
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class C
Operating Expenses:
Management fees	0.83%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual fund operating expenses	2.06%
Fee waivers and expense reimbursements	(0.14%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.92%	[11]
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class I
Operating Expenses:
Management fees	0.83%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.04%
Total annual fund operating expenses	1.02%
Fee waivers and expense reimbursements	(0.23%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%	[11]
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class R6
Operating Expenses:
Management fees	0.83%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.04%
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	(0.09%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%	[11]
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class R
Operating Expenses:
Management fees	0.83%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.05%
Total annual fund operating expenses	1.63%
Fee waivers and expense reimbursements	(0.10%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.53%	[11]
Prospectus #1 | Delaware Ivy International Core Equity Fund | Class Y
Operating Expenses:
Management fees	0.83%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.05%
Total annual fund operating expenses	1.28%
Fee waivers and expense reimbursements	(0.10%)	[10]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.18%	[11]
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.60%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	none	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.94%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.60%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual fund operating expenses	1.80%
Fee waivers and expense reimbursements	none	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class I
Operating Expenses:
Management fees	0.60%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.02%
Total annual fund operating expenses	0.77%
Fee waivers and expense reimbursements	(0.13%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.64%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class R6
Operating Expenses:
Management fees	0.60%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.03%
Total annual fund operating expenses	0.64%
Fee waivers and expense reimbursements	none	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.64%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.60%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.02%
Total annual fund operating expenses	1.37%
Fee waivers and expense reimbursements	none	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.37%
Prospectus #1 | Delaware Ivy Large Cap Growth Fund | Class Y
Operating Expenses:
Management fees	0.60%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.02%
Total annual fund operating expenses	1.02%
Fee waivers and expense reimbursements	(0.07%)	[12]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.77%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual fund operating expenses	1.12%
Fee waivers and expense reimbursements	none	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.12%	[14]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.77%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.16%
Total annual fund operating expenses	1.93%
Fee waivers and expense reimbursements	none	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.93%	[14]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class I
Operating Expenses:
Management fees	0.77%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.03%
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	(0.16%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%	[14]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class R6
Operating Expenses:
Management fees	0.77%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.02%
Total annual fund operating expenses	0.80%
Fee waivers and expense reimbursements	(0.01%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%	[14]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.77%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.03%
Total annual fund operating expenses	1.55%
Fee waivers and expense reimbursements	none	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%	[14]
Prospectus #1 | Delaware Ivy Mid Cap Growth Fund | Class Y
Operating Expenses:
Management fees	0.77%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.02%
Total annual fund operating expenses	1.19%
Fee waivers and expense reimbursements	(0.06%)	[13]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%	[14]
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class A
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.05%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.21%	[16]
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class C
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual fund operating expenses	2.01%
Fee waivers and expense reimbursements	(0.05%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.96%	[16]
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class I
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.08%
Total annual fund operating expenses	1.07%
Fee waivers and expense reimbursements	(0.24%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.83%	[16]
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class R6
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.04%
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements	(0.06%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.83%	[16]
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class R
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.04%
Total annual fund operating expenses	1.63%
Fee waivers and expense reimbursements	(0.05%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.58%	[16]
Prospectus #1 | Delaware Ivy Mid Cap Income Opportunities Fund | Class Y
Operating Expenses:
Management fees	0.84%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.06%
Total annual fund operating expenses	1.30%
Fee waivers and expense reimbursements	(0.08%)	[15]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%	[16]
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class A
Operating Expenses:
Management fees	0.78%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual fund operating expenses	1.13%
Fee waivers and expense reimbursements	none	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.13%
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class C
Operating Expenses:
Management fees	0.78%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Total annual fund operating expenses	1.92%
Fee waivers and expense reimbursements	none	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.92%
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class I
Operating Expenses:
Management fees	0.78%
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total annual fund operating expenses	0.96%
Fee waivers and expense reimbursements	none	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.96%
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class R6
Operating Expenses:
Management fees	0.78%
Distribution and service (12b-1) fees	none
Other expenses	0.03%
Total annual fund operating expenses	0.81%
Fee waivers and expense reimbursements	none	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.81%
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class R
Operating Expenses:
Management fees	0.78%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.27%
Total annual fund operating expenses	1.55%
Fee waivers and expense reimbursements	none	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.55%
Prospectus #1 | Delaware Ivy Science and Technology Fund | Class Y
Operating Expenses:
Management fees	0.78%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.20%
Fee waivers and expense reimbursements	(0.06%)	[17]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.14%
Prospectus #1 | Delaware Ivy Smid Cap Core Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual fund operating expenses	1.36%
Fee waivers and expense reimbursements	(0.03%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.33%	[19]
Prospectus #1 | Delaware Ivy Smid Cap Core Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual fund operating expenses	2.10%
Fee waivers and expense reimbursements	(0.03%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.07%	[19]
Prospectus #1 | Delaware Ivy Smid Cap Core Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.07%
Total annual fund operating expenses	1.07%
Fee waivers and expense reimbursements	(0.18%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%	[19]
Prospectus #1 | Delaware Ivy Smid Cap Core Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.08%
Total annual fund operating expenses	0.94%
Fee waivers and expense reimbursements	(0.05%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%	[19]
Prospectus #1 | Delaware Ivy Smid Cap Core Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.07%
Total annual fund operating expenses	1.67%
Fee waivers and expense reimbursements	(0.03%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%	[19]
Prospectus #1 | Delaware Ivy Smid Cap Core Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.08%
Total annual fund operating expenses	1.33%
Fee waivers and expense reimbursements	(0.03%)	[18]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%	[19]
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class A
Operating Expenses:
Management fees	0.83%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Acquired fund fees and expenses	none	[20]
Total annual fund operating expenses	1.24%
Fee waivers and expense reimbursements	none	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.24%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class C
Operating Expenses:
Management fees	0.83%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.28%
Acquired fund fees and expenses	none	[20]
Total annual fund operating expenses	2.11%
Fee waivers and expense reimbursements	(0.07%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.04%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class I
Operating Expenses:
Management fees	0.83%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.04%
Acquired fund fees and expenses	none	[20]
Total annual fund operating expenses	1.02%
Fee waivers and expense reimbursements	(0.13%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class R6
Operating Expenses:
Management fees	0.83%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.03%
Acquired fund fees and expenses	none	[20]
Total annual fund operating expenses	0.87%
Fee waivers and expense reimbursements	none	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.87%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class R
Operating Expenses:
Management fees	0.83%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.03%
Acquired fund fees and expenses	none	[20]
Total annual fund operating expenses	1.61%
Fee waivers and expense reimbursements	none	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.61%
Prospectus #1 | Delaware Ivy Small Cap Growth Fund | Class Y
Operating Expenses:
Management fees	0.83%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.03%
Acquired fund fees and expenses	none	[20]
Total annual fund operating expenses	1.26%
Fee waivers and expense reimbursements	(0.03%)	[21]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.23%
Prospectus #1 | Delaware Ivy Value Fund | Class A
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual fund operating expenses	1.09%
Fee waivers and expense reimbursements	none	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.09%
Prospectus #1 | Delaware Ivy Value Fund | Class C
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual fund operating expenses	1.97%
Fee waivers and expense reimbursements	none	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.97%
Prospectus #1 | Delaware Ivy Value Fund | Class I
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.05%
Total annual fund operating expenses	0.88%
Fee waivers and expense reimbursements	none	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Prospectus #1 | Delaware Ivy Value Fund | Class R6
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.03%
Total annual fund operating expenses	0.72%
Fee waivers and expense reimbursements	none	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.79%
Prospectus #1 | Delaware Ivy Value Fund | Class R
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.10%
Total annual fund operating expenses	1.53%
Fee waivers and expense reimbursements	none	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.53%
Prospectus #1 | Delaware Ivy Value Fund | Class Y
Operating Expenses:
Management fees	0.68%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.06%
Total annual fund operating expenses	1.14%
Fee waivers and expense reimbursements	(0.03%)	[22]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.11%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class A
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.32%
Total annual fund operating expenses	1.19%
Fee waivers and expense reimbursements	(0.23%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.96%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class C
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.35%
Total annual fund operating expenses	1.97%
Fee waivers and expense reimbursements	(0.25%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.72%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class I
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.09%
Total annual fund operating expenses	0.86%
Fee waivers and expense reimbursements	(0.12%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class R6
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.07%
Total annual fund operating expenses	0.70%
Fee waivers and expense reimbursements	none	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.70%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class R
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.08%
Total annual fund operating expenses	1.45%
Fee waivers and expense reimbursements	none	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.45%
Prospectus #2 | Delaware Ivy Global Bond Fund | Class Y
Operating Expenses:
Management fees	0.62%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.09%
Total annual fund operating expenses	1.11%
Fee waivers and expense reimbursements	(0.15%)	[23]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.96%
Prospectus #2 | Delaware Ivy High Income Fund | Class A
Operating Expenses:
Management fees	0.53%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	0.95%
Fee waivers and expense reimbursements	none	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.95%
Prospectus #2 | Delaware Ivy High Income Fund | Class C
Operating Expenses:
Management fees	0.53%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%
Total annual fund operating expenses	1.70%
Fee waivers and expense reimbursements	(0.04%)	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.66%
Prospectus #2 | Delaware Ivy High Income Fund | Class I
Operating Expenses:
Management fees	0.53%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.06%
Total annual fund operating expenses	0.74%
Fee waivers and expense reimbursements	none	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.74%
Prospectus #2 | Delaware Ivy High Income Fund | Class R6
Operating Expenses:
Management fees	0.53%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.06%
Total annual fund operating expenses	0.60%
Fee waivers and expense reimbursements	none	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.60%
Prospectus #2 | Delaware Ivy High Income Fund | Class R
Operating Expenses:
Management fees	0.53%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.06%
Total annual fund operating expenses	1.34%
Fee waivers and expense reimbursements	none	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.34%
Prospectus #2 | Delaware Ivy High Income Fund | Class Y
Operating Expenses:
Management fees	0.53%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.06%
Total annual fund operating expenses	0.99%
Fee waivers and expense reimbursements	(0.03%)	[24]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.96%
Prospectus #2 | Delaware Global Real Estate Fund | Class A
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.56%
Total annual fund operating expenses	1.76%
Fee waivers and expense reimbursements	(0.28%)	[25],[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.48%
Prospectus #2 | Delaware Global Real Estate Fund | Class C
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual fund operating expenses	2.21%
Fee waivers and expense reimbursements	(0.06%)	[25],[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.15%
Prospectus #2 | Delaware Global Real Estate Fund | Class I
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.26%
Total annual fund operating expenses	1.36%
Fee waivers and expense reimbursements	(0.31%)	[25],[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Prospectus #2 | Delaware Global Real Estate Fund | Class R6
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.34%
Total annual fund operating expenses	1.30%
Fee waivers and expense reimbursements	(0.25%)	[25],[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Prospectus #2 | Delaware Global Real Estate Fund | Class R
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.27%
Total annual fund operating expenses	1.97%
Fee waivers and expense reimbursements	(0.17%)	[25],[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.80%
Prospectus #2 | Delaware Global Real Estate Fund | Class Y
Operating Expenses:
Management fees	0.95%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.30%
Total annual fund operating expenses	1.65%
Fee waivers and expense reimbursements	(0.18%)	[25],[26]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.47%
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class A
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements	none	[27]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class C
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual fund operating expenses	1.67%
Fee waivers and expense reimbursements	none	[27]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.67%
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class I
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.06%
Total annual fund operating expenses	0.68%
Fee waivers and expense reimbursements	none	[27]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.68%
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class R6
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.05%
Total annual fund operating expenses	0.53%
Fee waivers and expense reimbursements	none	[27]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.53%
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class R
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.07%
Total annual fund operating expenses	1.29%
Fee waivers and expense reimbursements	none	[27]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.29%
Prospectus #2 | Delaware Ivy Limited-Term Bond Fund | Class Y
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.06%
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	(0.04%)	[27]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class A
Operating Expenses:
Management fees	0.05%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.29%
Acquired fund fees and expenses	0.84%	[28]
Total annual fund operating expenses	1.43%	[29]
Fee waivers and expense reimbursements	(0.13%)	[30],[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.30%
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class C
Operating Expenses:
Management fees	0.05%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.43%
Acquired fund fees and expenses	0.84%	[28]
Total annual fund operating expenses	2.32%	[29]
Fee waivers and expense reimbursements	(0.23%)	[30],[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.09%
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class I
Operating Expenses:
Management fees	0.05%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Acquired fund fees and expenses	0.84%	[28]
Total annual fund operating expenses	1.04%	[29]
Fee waivers and expense reimbursements	(0.04%)	[30],[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class R6
Operating Expenses:
Management fees	0.05%
Distribution and service (12b-1) fees	none
Other expenses	0.16%
Acquired fund fees and expenses	0.84%	[28]
Total annual fund operating expenses	1.05%	[29]
Fee waivers and expense reimbursements	(0.05%)	[30],[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class R
Operating Expenses:
Management fees	0.05%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.15%
Acquired fund fees and expenses	0.84%	[28]
Total annual fund operating expenses	1.54%	[29]
Fee waivers and expense reimbursements	(0.03%)	[30],[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.51%
Prospectus #2 | Delaware Ivy Managed International Opportunities Fund | Class Y
Operating Expenses:
Management fees	0.05%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.84%	[28]
Total annual fund operating expenses	1.32%	[29]
Fee waivers and expense reimbursements	(0.10%)	[30],[31]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class A
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual fund operating expenses	0.87%
Fee waivers and expense reimbursements	(0.04%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.83%
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class C
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.15%
Total annual fund operating expenses	1.67%
Fee waivers and expense reimbursements	none	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.67%
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class I
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.05%
Total annual fund operating expenses	0.72%
Fee waivers and expense reimbursements	(0.02%)	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.70%
Prospectus #2 | Delaware Ivy Municipal Bond Fund | Class R6
Operating Expenses:
Management fees	0.52%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.05%
Total annual fund operating expenses	0.58%
Fee waivers and expense reimbursements	none	[32]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.58%
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class A
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.13%
Total annual fund operating expenses	0.89%
Fee waivers and expense reimbursements	none	[33]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.89%
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class C
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual fund operating expenses	1.71%
Fee waivers and expense reimbursements	(0.13%)	[33]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.58%
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class I
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.09%
Total annual fund operating expenses	0.75%
Fee waivers and expense reimbursements	(0.14%)	[33]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.61%
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class R6
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.08%
Total annual fund operating expenses	0.60%
Fee waivers and expense reimbursements	none	[33]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.60%
Prospectus #2 | Delaware Ivy Municipal High Income Fund | Class Y
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.09%
Total annual fund operating expenses	1.00%
Fee waivers and expense reimbursements	(0.06%)	[33]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.94%
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class A
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.72%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	1.83%
Fee waivers and expense reimbursements	none	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.83%
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class C
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.67%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	2.53%
Fee waivers and expense reimbursements	none	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.53%
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class I
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.21%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	1.22%
Fee waivers and expense reimbursements	none	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.22%
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class R6
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	1.05%
Fee waivers and expense reimbursements	none	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.05%
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class R
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.18%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	1.79%
Fee waivers and expense reimbursements	none	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.79%
Prospectus #2 | Delaware Ivy Natural Resources Fund | Class Y
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.17%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	1.43%
Fee waivers and expense reimbursements	none	[34]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.43%
Prospectus #2 | Delaware Ivy International Value Fund | Class A
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.41%
Total annual fund operating expenses	1.45%
Fee waivers and expense reimbursements	none	[35]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.45%
Prospectus #2 | Delaware Ivy International Value Fund | Class C
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.49%
Total annual fund operating expenses	2.28%
Fee waivers and expense reimbursements	none	[35]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.28%
Prospectus #2 | Delaware Ivy International Value Fund | Class I
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.14%
Total annual fund operating expenses	1.08%
Fee waivers and expense reimbursements	none	[35]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%
Prospectus #2 | Delaware Ivy International Value Fund | Class R6
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.12%
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	none	[35]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%
Prospectus #2 | Delaware Ivy International Value Fund | Class R
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.21%
Total annual fund operating expenses	1.75%
Fee waivers and expense reimbursements	none	[35]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.75%
Prospectus #2 | Delaware Ivy International Value Fund | Class Y
Operating Expenses:
Management fees	0.79%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.15%
Total annual fund operating expenses	1.34%
Fee waivers and expense reimbursements	none	[35]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.34%
Prospectus #2 | Delaware Ivy Core Bond Fund | Class A
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual fund operating expenses	0.98%
Fee waivers and expense reimbursements	(0.12%)	[36],[37]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Prospectus #2 | Delaware Ivy Core Bond Fund | Class C
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual fund operating expenses	1.76%
Fee waivers and expense reimbursements	(0.10%)	[36],[37]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.66%
Prospectus #2 | Delaware Ivy Core Bond Fund | Class I
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.05%
Total annual fund operating expenses	0.71%
Fee waivers and expense reimbursements	(0.26%)	[36],[37]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.45%
Prospectus #2 | Delaware Ivy Core Bond Fund | Class R6
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.06%
Total annual fund operating expenses	0.58%
Fee waivers and expense reimbursements	(0.13%)	[36],[37]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.45%
Prospectus #2 | Delaware Ivy Core Bond Fund | Class R
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.08%
Total annual fund operating expenses	1.34%
Fee waivers and expense reimbursements	(0.13%)	[36],[37]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.21%
Prospectus #2 | Delaware Ivy Core Bond Fund | Class Y
Operating Expenses:
Management fees	0.51%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.08%
Total annual fund operating expenses	0.99%
Fee waivers and expense reimbursements	(0.13%)	[36],[37]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.86%
Prospectus #2 | Delaware Real Estate Securities Fund | Class A
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.33%
Total annual fund operating expenses	1.38%
Fee waivers and expense reimbursements	none	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.38%
Prospectus #2 | Delaware Real Estate Securities Fund | Class C
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.53%
Total annual fund operating expenses	2.33%
Fee waivers and expense reimbursements	none	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.33%
Prospectus #2 | Delaware Real Estate Securities Fund | Class I
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.15%
Other expenses	0.14%
Total annual fund operating expenses	1.09%
Fee waivers and expense reimbursements	none	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.09%
Prospectus #2 | Delaware Real Estate Securities Fund | Class R6
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.01%
Other expenses	0.12%
Total annual fund operating expenses	0.93%
Fee waivers and expense reimbursements	none	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.93%
Prospectus #2 | Delaware Real Estate Securities Fund | Class R
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.75%
Other expenses	0.14%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	none	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.69%
Prospectus #2 | Delaware Real Estate Securities Fund | Class Y
Operating Expenses:
Management fees	0.80%
Distribution and service (12b-1) fees	0.40%
Other expenses	0.11%
Total annual fund operating expenses	1.31%
Fee waivers and expense reimbursements	none	[38]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.31%

[1]	“Other expenses” includes the expenses of any wholly-owned subsidiaries of the Fund.
[2]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class Y shares at 1.11% from November 15, 2021 through November 15, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class Y shares at 1.07% from November 15, 2021 through November 15, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[4]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class A shares at 1.03% and Class I and Class Y shares at 0.84% from July 29, 2021 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class A shares at 1.56% and Class I shares and Class R6 shares at 0.99% from July 29, 2021 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[6]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class A shares at 1.35%; Class C shares at 2.09%; and Class I shares at 0.99% from July 29, 2022 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[7]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased prior to July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase, or on shares that were purchased after July 1, 2021 at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[8]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class A shares at [____%]; Class I shares at [____%]; and Class Y shares at [____%] from [________] through [________]. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[9]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class I shares at 1.06% from July 29, 2021 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[10]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class A shares at 1.23%; Class C shares at 1.92%; Class I shares and Class R6 shares at 0.79%; Class R shares at 1.53%; and Class Y shares at 1.18% from July 29, 2021 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[11]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.
[12]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class A shares at 1.04%; Class I shares and Class R6 shares at 0.64%; and Class Y shares at 1.05% from July 29, 2021 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[13]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class A shares at 1.30%; and Class I and Class R6 shares at 0.79% from July 29, 2021 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[14]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.
[15]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class A shares at 1.34%; Class C shares at 2.06%; Class I and Class R6 shares at 0.83%; Class R shares at 1.80%; and Class Y shares at 1.35% from July 29, 2021 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[16]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.
[17]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class [_____] shares at [_____]% from [_____] through [_____]. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[18]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class I and Class R6 shares at 0.89% from July 29, 2021 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[19]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.
[20]	Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment company (RIC) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of the RIC for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[21]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class C shares at 2.04%; and Class I and Class R6 shares at 0.89% from July 29, 2021 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[22]	The Fund’s investment manager, Delaware Management Company (Manager) has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding Class A shares at 1.20%; and Class I shares at 0.92% from July 29, 2021 through July 29, 2023. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[23]	The Fund’s investment manager, Delaware Management Company (Manager); distributor, Delaware Distributors, L.P. (Distributor); and/or transfer agent, Waddell & Reed Services Company, doing business as WI Services Company (WISC), have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.96%; Class B shares at 1.68%; Class C shares at 1.72%; Class I and Class R6 shares at 0.74%; and Class Y shares at 0.96%, from November 15, 2021 through November 15, 2022. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[24]	Through July 29, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Distributor, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class C shares at 1.66%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[25]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.
[26]	Through July 29, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Distributor, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.48%; Class I and Class R6 shares at 1.05%; and Class R at 1.80%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[27]	Through July 29, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Distributor, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: [_____] shares at [_____]%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[28]	Acquired Fund Fees and Expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Fund's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[29]	The “Total annual fund operating expenses” ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the “Acquired fund fees and expenses.”
[30]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.
[31]	Through July 29, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Distributor, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.46%; Class C shares at 1.25%; Class I shares at 0.16%; Class R shares at 0.72%; and Class Y shares at 0.38%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[32]	Through July 29, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Distributor, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.83% and Class I shares at 0.70%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[33]	Through July 29, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Distributor, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class C shares at 1.58%; Class I shares at 0.61%; and Class Y shares at 0.94%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[34]	Through July 29, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Distributor, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: [_____] shares at [_____]%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[35]	Delaware Management Company (Manager), the Fund’s investment manager, has contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.21% of average daily net assets from November 15, 2021 through November 15, 2022.
[36]	Delaware Management Company (Manager), the Fund’s investment manager, has contractually agreed to reduce the management fee paid by the Fund by an annual rate of [___]% of average daily net assets from [____] through [___].
[37]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.
[38]	Through July 29, 2023, Delaware Management Company (Manager), the Fund’s investment manager, Distributor, and/or WISC, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 1.22%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board). The Manager has also contractually agreed to reduce the management fee paid by the Fund by an annual rate of 0.10% of average daily net assets from July 29, 2021 through July 29, 2023.